Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Current Liabilities [Abstract]
Lease Liabilities	$ 333,515	$ 835,943	$ 1,156,359
Accrued Interest on Convertible note	117,572	77,093
Payable to the shareholders of the Subsidiary Quality International	75,500,000	80,500,000	82,000,000
Short term borrowings	5,033,333
Misc. Liabilities*	63,600	23,500	104,841
Total	$ 81,048,020	$ 81,436,536	$ 83,261,200